CONSOLIDATED STATEMENTS OF CASH FLOWS - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Income before income tax and social contribution	R$ 6,368,606	R$ 15,930,518	R$ 2,957,864
Adjustments to reconcile net profit (loss) to net cash provided by operating activities :
Depreciation and amortization	1,807,429	1,701,989	1,523,906
Net monetary variations	(416,959)	100,918	301,249
Net foreign exchange variations	(35,008)	213,592	119,580
Financial charges	1,853,083	13,523	1,048,041
Income from financial assets	(793,239)	(643,208)
Result of equity method investees	(1,140,733)	(1,384,850)	(1,167,484)
Result on disposal of equity interests	(24,715)
Construction revenue	(570,701)	(712,711)	(1,034,868)
RBSE revenue	(4,072,993)	(4,462,260)	(6,062,642)
TFRH		(1,183,583)	517,727
provision (reversion) for doubtful accounts	624,141	78,728	165,981
provision (reversion) for contingencies	1,757,494	1,819,710	3,718,687
provision (reversion) for Impairment of assets	(121,581)	(6,546,048)	714,611
Provision (reversion) for onerous contract	(179,003)	(1,353,849)	(584,170)
Provision (reversion) for investment losses	(334,100)	213,246	(335,592)
Provision (reversion) for Aneel - CCC	(53,063)
Fees with the global reversion reserve	859,271	333,524	587,885
Non-controlling interest	(70,772)	(154,796)	(74,994)
Interest of controlling shareholders	271,130	270,533	388,408
Financial instruments - Derivative	56,613	43,012	(201,589)
Others	(960,683)	146,405	503,420
Adjustments to reconcile profit (loss)	(1,544,389)	(11,506,125)	128,156
(Increases) / Decreases in operating assets
Customers	(1,390,270)	350,086	2,203,377
Marketable securities	(4,050,412)	578,652	(1,339,149)
Reimbursement rights	792,306	(2,564,131)	2,852,983
Warehouse	(91,532)	98,951	(27,998)
Nuclear fuel stock	(40,329)	(42,888)	(165,154)
Financial asset - Itaipu	601,224	232,797	21,120
Assets held for sale	10,863,548	367,604	(2,902,573)
Hydrological Risk	114,915	121,278	137,550
Others	(2,157,090)	(1,423,307)	1,238,595
(Increases) / Decreases in operating assets	4,642,360	(2,280,957)	2,018,751
Increases (or decreases) in operating liabilities
Suppliers	(203,044)	(3,233,836)	(4,862,236)
Advances	5,762	(85,675)	(54,437)
Lease	(316,152)	(101,705)	320,061
Estimated Obligations	(193,728)	304,408	101,172
Reimbursement obligations		(1,108,515)	(188,961)
Regulatory Fees	(16,639)	(52,050)	168,739
Liabilities associated with assets held for sale	(8,602,259)	3,497,047	2,455,657
Others	227,316	1,037,991	631,908
Increases (or decreases) in operating liabilities	(9,098,744)	257,666	(1,428,097)
Payment of interest	(3,457,440)	(2,992,595)	(3,584,428)
Payment of interests with the global reversion reserve	(193,179)	(190,527)	(185,152)
Receipt of the allowed annual revenue	1,081,385	1,190,956	1,124,732
Receipt of financial assets	6,430,231	6,655,402	3,013,072
Receipt of financial charges	1,114,465	736,601	722,091
Payment of income tax and social contributions	(3,355,646)	(2,236,737)	(1,886,815)
Payment of refinancing of taxes and contributions - principal	(29,242)	(51,883)	(152,168)
Receipt of remuneration of investments in ownership interests	1,007,575	1,469,894	1,038,498
Payment of supplementary social security	(258,519)	(282,966)	(477,166)
Payment of judicial contingencies	(1,792,631)	(1,086,695)	(652,199)
Securities and restricted deposits	(621,161)	(709,106)	(16,412)
Net cash from (used in) operating activities of continued operations	293,670	4,903,446	2,620,727
Net cash from (used in) operating activities of discontinued operations	(379,997)	(546,575)	(1,926,333)
Net cash from (used in) operating activities	(86,327)	4,356,871	694,392
CASH FLOW FROM FINANCING ACTIVITIES
Loans and financing obtained / debentures obtained	6,779,312	1,024,168	930,017
Payment of loans and financing - principal	(12,463,148)	(6,374,321)	(5,493,574)
Payment of remuneration to shareholders	(1,183,146)	(64,499)	(381,436)
Global Reversion Reserve Resources			800,654
Receipt of advances for future capital increase	3,660,215
Payment of financial leases	(547,226)	(6,374,321)
Others	(51,412)	(149,148)	173,317
Net cash from (used in) financing activities of continued operations	(3,805,405)	(5,563,800)	(3,971,022)
Net cash from (used in) financing activities of discontinued operations	414,724	549,046	2,029,641
Net cash from (used in) financing activities	(3,390,681)	(5,014,754)	(1,941,381)
CASH FLOW FROM INVESTMENT ACTIVITIES
Loans and financing - payment	(40,040)	(189,512)
Loans and financing - receipt	4,904,413	2,403,651	3,662,208
Acquisition of fixed assets	(1,954,652)	(1,132,006)	(1,206,337)
Acquisition of intangible assets	(65,550)	(129,039)	(36,210)
Capital investment in equity investments	(418,016)	(1,065,501)	(1,792,592)
Investment for future capital increases	(124,032)	(151,005)	(110,124)
Sale of investments in equity investments	1,017,292	714,841	1,082,002
Net cash flow from subsidiary acquired			(67,645)
Others	(55,723)	25	89,634
Net cash from (used in) investment activities of continued operations	3,263,691	451,454	1,620,936
Net cash from (used in) investment activities of discontinued operations	6,337	(30,146)	(77,550)
Net cash from (used in) investment activities	3,270,028	421,308	1,543,386
Increase (decrease) in cash and cash equivalents	(206,981)	(236,575)	296,397
Cash and cash equivalents at the beginning of the year of continued operations	583,352	792,252	327,198
Cash and cash equivalents at end of fiscal year of continued operations			597,837
Cash and cash equivalents at end of fiscal year of continued operations	335,307	583,352	792,252
Increase (decrease) in cash and cash equivalents of discontinued operations	R$ 41,064	R$ (27,675)	R$ 25,758